Note 14 - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022

Net income (loss) attributable to common shareholders	$333,984	$(1,647,272)	$(4,388,446)	$(5,312,123)

Basic weighted average shares	5,123,735	4,845,851	4,942,182	4,831,346

Basic income (loss) per share	$0.07	$(0.34)	$(0.89)	$(1.10)

Diluted weighted average shares	$6,481,158	$4,845,851	$4,942,182	$4,831,346

Diluted income (loss) per share	$0.05	$(0.34)	$(0.89)	$(1.10)

Summary of Stock Options and Warrants Outstanding [Table Text Block]
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Weighted average stock options	650,436	632,426	615,662	600,796
Weighted average price of stock options	$4.64	$4.81	$4.64	$4.81

Weighted average warrants	2,291,250	1,357,866	2,084,994	1,010,337
Weighted average price of warrants	$2.50	$2.47	$2.50	$2.47

Average price of common stock	$5.52	$2.92	$4.56	$2.76